Provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Provisions [Text Block]

15. Provisions

(a) Legal provision

In 2019, a services provider of the AGM filed a dispute with an arbitration tribunal alleging the AGM breached the terms of a services agreement and claimed approximately $25.0 million in damages. The arbitrator ruled in favour of the AGM that there had not been a breach of any terms of the contract yet made an award to the counterparty of approximately $13.0 million plus interest for services rendered. The AGM, consistent with the arbitration ruling, maintains the view that there was no breach of contract, and all contractual amounts were paid as due. The AGM therefore is undertaking an appeals process in the Court of Appeal in Ghana. A provision of $7.0 million has been recorded as of December 31, 2025 (December 31, 2024 - $7.0 million), which represents management's best estimate to settle the claim. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes the estimated provision is reasonable based on the information currently available.

(b) Asset retirement provisions

	December 31, 2025	December 31, 2024
	$	$
Balance, beginning of year	66,060	‐
Assumed in Acquisition (note 6)	‐	53,537
Accretion expense (note 23(b))	2,889	2,246
Change in estimate (note 10)	6,992	10,628
Reclamation undertaken during the year	(209)	(351)
Total asset retirement provisions, end of year	75,732	66,060

The asset retirement provisions consist of reclamation and closure costs for the AGM's mining properties. Reclamation and closure activities include land rehabilitation, dismantling of buildings and mine facilities, ongoing care and maintenance and other costs. As at December 31, 2025, the Company's reclamation cost estimates were discounted using a long‐term risk‐free discount rate of 4.1% (December 31, 2024 - 4.5%).

The Company is required to provide security to the Environmental Protection Agency of Ghana ("EPA") for the performance by the Company of its reclamation obligations in respect of its mining leases at the AGM. The Company deposits a reclamation deposit in a Ghanaian bank, and the reclamation deposit is required to be held until receiving a final reclamation completion certificate from the EPA. The Company is expected to be released from this requirement 45 days following the third anniversary of the date that the Company receives a final completion certificate. As of December 31, 2025, the Company had provided reclamation deposits totaling $5.4 million (December 31, 2024 - $5.3 million). Additionally, the Company has provided bank guarantees to the EPA in the amount of $16.2 million (December 31, 2024 - $16.5 million). The reclamation deposits have been presented within other non-current assets in the Statement of Financial Position.